Derivative financial instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) MMBTU	Dec. 31, 2022 USD ($) MMBTU MMBoe	Dec. 31, 2021 USD ($)
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Gains (losses) recognized in the income statement, excluding gains and losses on realized physical derivative contracts reflected in sales and purchases	$ 19,786	$ 7,829
Derivatives held for trading | Derivatives | Level 3
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Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	631	1,223
Futures, Options, Swaps, and Forward Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the income statement	$ 632	$ (1,280)	$ (775)
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBTU	(392,000,000)	(469,000,000)
Highly probable forecast sales | Cash flow hedges | Within one year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBoe		349
Highly probable forecast sales | Cash flow hedges | 1-2 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instruments | MMBoe		120